Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loan Components

The components of loans receivables, net at December 31, 2015 and 2014 were as follows:

Loans Receivable Components
December 31,	2015	2014
Commercial:
Commercial and industrial	$230,681	$242,494
CRE owner occupied	228,191	278,651
CRE non-owner occupied	625,700	461,631
Land and development	68,070	70,156
Consumer:
Home equity lines of credit	130,401	156,926
Home equity term loans	12,383	17,239
Residential real estate	249,975	276,993
Other	3,108	6,054
Total gross loans receivable	1,548,509	1,510,144
Allowance for loan losses	(18,008)	(23,246)
Loans receivable, net	$1,530,501	$1,486,898

Loans on Non-accrual Status

Loans on Non-accrual Status
December 31,	2015	2014
Commercial:
Commercial	$219	$155
Commercial, held-for-sale	—	28
CRE owner occupied	381	3,268
CRE owner occupied, held-for-sale	—	32
CRE non-owner occupied, held-for-sale	—	229
Consumer:
Home equity lines of credit	—	1,348
Home equity, held-for-sale	—	1,228
Home equity term loans	88	407
Home equity term loans, held-for-sale	—	286
Residential real estate	1,417	5,117
Residential real estate, held-for-sale	—	2,280
Other	102	432
Total non-accrual loans	$2,207	$14,810
Troubled debt restructurings, non-accrual	$910	$318